Treasury risk management - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	€ (411)	€ (417)
Bonds and other loans	(31,402)	(28,000)
Lease liabilities	(1,939)	(2,098)
Lease liabilities	(1,649)	(1,771)
Other financial liabilities	(363)	(236)
Trade payables, accruals and other liabilities	(14,442)	(13,699)
Deferred consideration	(226)	(191)
Total non-derivative financial liabilities	(48,783)	(44,641)
Derivative financial liabilities	(168)	(321)
Derivative & Non-derivative financial liabilities	(48,951)	(44,962)
Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	2,439	2,630
Derivative contracts – payments	(2,469)	(2,778)
On foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	7,471	6,163
Derivative contracts – payments	(7,608)	(6,333)
Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	(1)	(3)
Net carrying amount as shown in balance sheet
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(402)	(411)
Bonds and other loans	(27,621)	(24,585)
Lease liabilities	(1,649)	(1,771)
Other financial liabilities	(277)	(223)
Trade payables, accruals and other liabilities	(14,442)	(13,699)
Deferred consideration	(196)	(164)
Total non-derivative financial liabilities	(44,587)	(40,853)
Derivative financial liabilities	(235)	(418)
Derivative & Non-derivative financial liabilities	(44,822)	(41,271)
Net carrying amount as shown in balance sheet | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(121)	(257)
Net carrying amount as shown in balance sheet | On foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(113)	(158)
Net carrying amount as shown in balance sheet | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(1)	(3)
Due within 1 year
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(389)	(413)
Bonds and other loans	(6,759)	(3,926)
Lease liabilities	(426)	(442)
Other financial liabilities	(106)	(117)
Trade payables, accruals and other liabilities	(14,319)	(13,585)
Deferred consideration	(57)	(60)
Total non-derivative financial liabilities	(22,056)	(18,543)
Derivative financial liabilities	(131)	(133)
Derivative & Non-derivative financial liabilities	(22,187)	(18,676)
Due within 1 year | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	815	174
Derivative contracts – payments	(811)	(134)
Due within 1 year | On foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	7,371	6,163
Derivative contracts – payments	(7,505)	(6,333)
Due within 1 year | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	(1)	(3)
Due between 1 and 2 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	(2)
Bonds and other loans	(2,944)	(2,626)
Lease liabilities	(345)	(352)
Other financial liabilities	(33)	(12)
Trade payables, accruals and other liabilities	(48)	(46)
Deferred consideration	(69)	(12)
Total non-derivative financial liabilities	(3,440)	(3,050)
Derivative financial liabilities	15	(79)
Derivative & Non-derivative financial liabilities	(3,425)	(3,129)
Due between 1 and 2 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	56	1,069
Derivative contracts – payments	(38)	(1,148)
Due between 1 and 2 years | On foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	100	0
Derivative contracts – payments	(103)	0
Due between 1 and 2 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 2 and 3 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(14)	(1)
Bonds and other loans	(2,942)	(2,824)
Lease liabilities	(276)	(292)
Other financial liabilities	(25)	(33)
Trade payables, accruals and other liabilities	(20)	(15)
Deferred consideration	(91)	(76)
Total non-derivative financial liabilities	(3,368)	(3,241)
Derivative financial liabilities	(7)	19
Derivative & Non-derivative financial liabilities	(3,375)	(3,222)
Due between 2 and 3 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	492	40
Derivative contracts – payments	(499)	(21)
Due between 2 and 3 years | On foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 2 and 3 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 3 and 4 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	0	0
Bonds and other loans	(3,382)	(2,326)
Lease liabilities	(228)	(234)
Other financial liabilities	(199)	(23)
Trade payables, accruals and other liabilities	(12)	(17)
Deferred consideration	(9)	(35)
Total non-derivative financial liabilities	(3,830)	(2,635)
Derivative financial liabilities	6	(38)
Derivative & Non-derivative financial liabilities	(3,824)	(2,673)
Due between 3 and 4 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	45	441
Derivative contracts – payments	(39)	(479)
Due between 3 and 4 years | On foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 3 and 4 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 4 and 5 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	0	0
Bonds and other loans	(1,786)	(3,278)
Lease liabilities	(176)	(187)
Other financial liabilities	0	(51)
Trade payables, accruals and other liabilities	(10)	(4)
Deferred consideration	0	(8)
Total non-derivative financial liabilities	(1,972)	(3,528)
Derivative financial liabilities	6	10
Derivative & Non-derivative financial liabilities	(1,966)	(3,518)
Due between 4 and 5 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	45	29
Derivative contracts – payments	(39)	(19)
Due between 4 and 5 years | On foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 4 and 5 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due after 5 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(7)	(1)
Bonds and other loans	(13,589)	(13,020)
Lease liabilities	(488)	(591)
Other financial liabilities	0	0
Trade payables, accruals and other liabilities	(33)	(32)
Deferred consideration	0	0
Total non-derivative financial liabilities	(14,117)	(13,644)
Derivative financial liabilities	(57)	(100)
Derivative & Non-derivative financial liabilities	(14,174)	(13,744)
Due after 5 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	986	877
Derivative contracts – payments	(1,043)	(977)
Due after 5 years | On foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due after 5 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	€ 0	€ 0